CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 70,313	$ 29,050
Trade receivables (net of allowance for doubtful accounts of $ 165 and $ 293 at December 31, 2012 and 2013, respectively)	23,669	16,299
Other receivables and prepaid expenses	4,126	2,321
Deferred tax assets	2,420	2,750
Total current assets	100,528	50,420
LONG-TERM ASSETS:
Other long-term assets	2,957	2,316
Severance pay fund	11,228	10,306
Capitalized software development costs, net	19,704	17,494
Other intangible assets, net	10,310	11,718
Goodwill	72,438	68,087
Property and equipment, net	5,263	2,243
Total long-term assets	121,900	112,164
Total assets	222,428	162,584
CURRENT LIABILITIES:
Trade payables	6,517	4,382
Employees and payroll accruals	13,577	12,496
Accrued expenses and other liabilities	7,671	7,518
Deferred revenues and customer advances	9,928	7,301
Total current liabilities	37,693	31,697
LONG-TERM LIABILITIES:
Other long-term liabilities	1,712	803
Accrued severance pay	12,615	11,645
Total long-term liabilities	14,327	12,448
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Preferred shares of € 0.01 par value: Authorized - 1,000,000 shares at December 31, 2012 and 2013; Issued and outstanding: None at December 31, 2012 and 2013
Common shares of € 0.01 par value: Authorized: 54,000,000 shares at December 31, 2012 and 2013; Issued: 41,007,801 and 48,343,278 shares at December 31, 2012 and 2013, respectively; Outstanding: 38,679,505 and 46,014,982 shares at December 31, 2012 and 2013, respectively	645	547
Additional paid-in capital	244,560	210,047
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2012 and 2013, respectively	(9,423)	(9,423)
Foreign currency translation adjustments	1,082	(4,870)
Accumulated deficit	(67,093)	(78,697)
Total Sapiens International Corporation N.V. shareholders' equity	169,771	117,604
Non-controlling interests	637	835
Total equity	170,408	118,439
Total liabilities and equity	$ 222,428	$ 162,584